OTHER OPERATING INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2021
OTHER OPERATING INCOME (EXPENSES)
Schedule of other operating income (expenses)

	2021	2020	2019
Recovered expenses and fines (1)	2,534,835	993,551	503,777
Provisions for labor, tax and civil contingencies (Note 20)	(1,066,022)	(673,905)	(625,480)
Net income from the FiBrasil operation, including goodwill write-off (note 1.c)	416,577	—	—
Other operating income, net (2)	42,235	224,442	425,721
Total	1,927,625	544,088	304,018
Other operating income	2,993,647	1,419,113	929,498
Other operating expenses	(1,066,022)	(875,025)	(625,480)
Total	1,927,625	544,088	304,018
(1)	For the years ended December 31, 2021 and 2020, include the amount related to PIS and COFINS tax credits (Note 9) amounting to R$1,660,295 and R$435,698, respectively, arising from decisions on lawsuits, in favor of the Company. The remaining balance refers to contractual fines and other tax credits.
(2)	Includes amounts of net gains on disposal of assets (real estate, scrap, etc.) and expenses with taxes on other income.